EQUITY - General and Limited Partnership Units (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Redemption-exchange units
Balance at beginning of period (in shares)	69,705,497	69,705,497
Balance at end of period (in shares)	51,599,716	69,705,497
Total
Balance at beginning of period (in shares)	74,281,771	74,281,767
Repurchased and canceled (in shares)	(4,667,060)	0
Conversion from BBUC exchangeable shares (in shares)	190	4
Conversion from Redemption-Exchange Units (in shares)	18,105,781	0
Balance at end of period (in shares)	87,720,682	74,281,771
GP Units
Balance at beginning of period (in shares)	4	4
Repurchased and canceled (in shares)	0	0
Conversion from BBUC exchangeable shares (in shares)	0	0
Conversion from Redemption-Exchange Units (in shares)	0	0
Balance at end of period (in shares)	4	4
GP Units | Redemption-exchange units
Balance at beginning of period (in shares)	25,227,971
Balance at end of period (in shares)	43,333,752	25,227,971
LP Units
Balance at beginning of period (in shares)	74,281,767	74,281,763
Repurchased and canceled (in shares)	(4,667,060)	0
Conversion from BBUC exchangeable shares (in shares)	190	4
Conversion from Redemption-Exchange Units (in shares)	18,105,781	0
Balance at end of period (in shares)	87,720,678	74,281,767
Conversion from redemption-exchange units, value	$ 433